TRADE AND BILLS RECEIVABLE	6 Months Ended
Jun. 30, 2022
Trade And Bills Receivable
TRADE AND BILLS RECEIVABLE

12.	TRADE AND BILLS RECEIVABLE

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Non-current
Trade receivables from third parties	17,033	16,815	2,510
Less: Impairment allowance	(7,532)	(8,360)	(1,248)
Total of Non-current trade receivables	9,501	8,455	1,262

Current
Trade receivables from third parties	51,608	54,799	8,180
Less: Impairment allowance	(10,082)	(11,190)	(1,670)
Total of current trade receivables	41,526	43,609	6,510

Bills receivable
At fair value through other comprehensive income	—	11,700	1,746

Total	51,027	63,764	9,518

Ageing analysis of accounts receivable and bills receivable was as follows:

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Within 1 year	19,026	40,398	6,031
Between 1-2 years	5,106	3,740	558
Between 2-3 years	12,796	10,835	1,617
Over 3 years	14,099	8,791	1,312

Total	51,027	63,764	9,518

Movements of loss allowance during the year/period are analyzed as follows:

	Year Ended December 31,	Six Months Ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	13,774	17,614	2,629
Provision for expected credit losses (“ECLs”)	3,840	1,936	289

End of the year/period	17,614	19,550	2,918

The Group elected to apply the simplified approach for providing impairment for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the ECLs, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The ECLs below also incorporate forward looking information. The impairment as of December 31, 2021 and June 30, 2022 was determined as follows:

				Past due
	Current	within 1 years	1-2 years	2-3 years		over 3 years		Total

As of December 31, 2021:
Expected credit loss rate		6%	26%	13%		48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712		27,083		68,641
Impairment allowances (CNY)		955	1,759	1,916	(i)	12,984	(ii)	17,614

As of June 30, 2022:
Expected credit loss rate		10%	10%	10%		60%		20%
Gross carrying amount (CNY)	331	42,479	4,186	12,412		23,906		83,314
Impairment allowances (CNY)		2,412	446	1,577	(i)	15,115	(ii)	19,550
Impairment allowances (US$)		360	67	235		2,256		2,918

(i)	The impairment allowances included CNY221 and CNY211 as of December 31, 2021 and June 30, 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included an amount of CNY4,646 and CNY4,588 as of December 31, 2021 and June 30, 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.